Receivables, net (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Trade receivables, net	$ 3,818.3	$ 4,140.3
Pharmaceutical manufacturers receivables, net	2,535.6	2,242.6
Other receivables	517.6	679.2
Total receivables, net	$ 6,871.5	$ 7,062.1	$ 6,721.3